Going Concern (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (373,350)	$ (3,446,630)	$ (921,520)	$ (703,624)	$ (3,822,129)	$ (5,135,731)	$ (3,823,913)
Accumulated deficit	(36,735,159)				(36,735,159)	(31,845,506)	$ (26,709,776)
Working capital	2,400,000				2,400,000	9,800,000
Debt default	$ 600,000				$ 600,000	$ 3,800,000